Fair Value Measurements Of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Summary of Financial Assets and Liabilities That Measure at Fair Value on a Recurring Basis

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2013, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$9.3	$9.3	$—	$—
Liabilities
Interest rate swaps	$1.3	$—	$1.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012 , aggregated by the level in the fair value hierarchy in which those measurements fall:

		Fair Value Measurements using:
(Dollars in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents – money market funds	$5.9	$5.9	$—	$—
Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.9	$5.9	$—	$—

Liabilities
Interest rate swaps	$23.3	$—	$23.3	$—

The following table provides a summary of financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements using:
(in millions)	Total	Level 1	Level 2	Level 3
Assets
Cash Equivalents-Money Market Funds	$5.4	$5.4	$—	$—

Liabilities
Interest rate swaps	$42.2	$—	$42.2	$—

Carrying Amounts and Estimated Fair Values Of Financial Instruments

The carrying amounts and the estimated fair values of financial instruments as of March 31, 2013 and June 30, 2012 , are as follows:

	March 31, 2013		June 30, 2012
(Dollars in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,675.2	$2,771.4	$2,683.5	$2,644.6
LIBOR interest rate swap	0.8	0.8	16.7	16.7
EURIBOR interest rate swap	0.3	0.3	6.4	6.4
TIBOR interest rate swap	$0.2	$0.2	$0.2	$0.2

The carrying amounts and the estimated fair values of financial instruments as of June 30, 2012 and June 30, 2011, are as follows:

	June 30, 2012		June 30, 2011
(in millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Long-term debt and other	$2,683.5	$2,644.6	$2,346.6	$2,306.7
LIBOR interest rate swap	16.7	16.7	34.3	34.3
EURIBOR interest rate swap	6.4	6.4	7.6	7.6
TIBOR interest rate swap	0.2	0.2	0.3	0.3